Summary of Significant Accounting Policies and Practices (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies and Practices [Line Items]
Convenience translation rate				$ 78,499	$ 1
Cash and cash equivalents	$ 81,047,102			35,885,666		$ 21,362,580			$ 10,431,712	$ 4,585,500
Provision for doubtful accounts (in Dollars)
Deferred initial public offering cost (in Dollars)			$ 257,702	2,075,897	265,260	3,176,871
Deferred IPO costs				5,252,768		3,176,871
Impairment of long-lived assets (in Dollars)
Contract liabilities				$ 1,008,415		$ 1,705,854				128,856
Employer contributions, percentage				5.00%	5.00%
Tax benefit percentage				50.00%	50.00%
Number of reporting segment				1	1
Minimum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Payment terms				30 days	30 days
Employee monthly income				$ 7,000
Increase employee monthly income (in Dollars)				$ 1,500
Maximum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Payment terms				120 days	120 days
Employee monthly income				$ 30,000	$ 30,000
Employer contributions, value (in Dollars)				$ 30,000
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage				72.10%	72.10%	99.60%	99.60%	96.80%
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage				74.10%	74.10%	91.30%	91.30%	97.80%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage				27.90%	27.90%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage				16.50%	16.50%
Customer Concentration Risk [Member] | Manufacturer One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage				97.10%	97.10%	92.30%	92.30%	82.60%
Customer Concentration Risk [Member] | Manufacturer One [Member] | Purchase [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage				88.50%	88.50%	83.10%	83.10%	77.30%
Customer Concentration Risk [Member] | Manufacturer Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage								15.20%
Customer Concentration Risk [Member] | Manufacturer Two [Member] | Purchase [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Concentration Risk Percentage						10.40%	10.40%	22.30%
IPO [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Deferred IPO costs										$ 671,203